Investments (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	$ 405	$ 1,789	$ 149,512
Less than 12 months, Gross Unrealized Losses		(2)	(381)
12 months or greater, Fair Value	27,123	48,859
12 months or greater, Gross Unrealized Losses	(337)	(737)
Total, Fair Value	27,528	50,648	149,512
Total, Gross Unrealized Losses	(337)	(739)	(381)
Corporate debt security [Member]
Investments (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value	405	1,789	113,806
Less than 12 months, Gross Unrealized Losses		(2)	(303)
12 months or greater, Fair Value	23,477	37,775
12 months or greater, Gross Unrealized Losses	(303)	(610)
Total, Fair Value	23,882	39,564	113,806
Total, Gross Unrealized Losses	(303)	(612)	(303)
US treasuries [Member]
Investments (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value			5,604
Less than 12 months, Gross Unrealized Losses			(12)
12 months or greater, Fair Value	650	2,181
12 months or greater, Gross Unrealized Losses	(1)	(21)
Total, Fair Value	650	2,181	5,604
Total, Gross Unrealized Losses	(1)	(21)	(12)
Asset-backed security and other [Member]
Investments (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value			7,961
Less than 12 months, Gross Unrealized Losses			(32)
12 months or greater, Fair Value	2,996	5,248
12 months or greater, Gross Unrealized Losses	(33)	(76)
Total, Fair Value	2,996	5,248	7,961
Total, Gross Unrealized Losses	$ (33)	(76)	(32)
Non-U.S. government and supranational bonds [Member]
Investments (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value			20,140
Less than 12 months, Gross Unrealized Losses			(34)
12 months or greater, Fair Value		3,655
12 months or greater, Gross Unrealized Losses		(30)
Total, Fair Value		3,655	20,140
Total, Gross Unrealized Losses		$ (30)	(34)
Certificates of deposit [Member]
Investments (Details) - Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position [Line Items]
Less than 12 months, Fair Value			2,001
Less than 12 months, Gross Unrealized Losses
12 months or greater, Fair Value
12 months or greater, Gross Unrealized Losses
Total, Fair Value			2,001
Total, Gross Unrealized Losses